JPMorgan Active High Yield ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 94.5%
Aerospace & Defense — 1.5%
ATI, Inc. 5.13%, 10/1/2031	5,667,000	5,618,618
Axon Enterprise, Inc. 6.25%, 3/15/2033 (a)	2,766,000	2,835,291
Bombardier, Inc. (Canada) 7.45%, 5/1/2034 (a)	2,270,000	2,496,952
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	1,344,000	1,319,291
4.13%, 4/15/2029 (a)	5,372,000	5,203,629
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	681,000	676,579
Goat Holdco LLC 6.75%, 2/1/2032 (a)	1,314,000	1,337,158
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	8,318,000	8,298,319
TransDigm, Inc.
6.38%, 3/1/2029 (a)	5,372,000	5,477,480
6.25%, 1/31/2034 (a)	750,000	767,628
		34,030,945
Automobile Components — 3.3%
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (a)	9,771,000	10,189,590
7.50%, 2/15/2033 (a)	5,352,000	5,550,880
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	1,171,000	1,170,539
5.88%, 6/1/2029 (a)	7,714,000	7,789,543
5.88%, 12/1/2033 (a)	742,000	744,077
Clarios Global LP
6.75%, 5/15/2028 (a)	9,022,000	9,187,888
6.75%, 9/15/2032 (a)	2,521,000	2,582,386
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	10,230,000	10,345,088
Cyprium Corp. 6.13%, 4/15/2031 (a)	1,762,000	1,762,606
Dana, Inc. 4.50%, 2/15/2032	2,323,000	2,177,546
Dexko Global, Inc. 7.50%, 4/15/2032 (a)	5,083,050	4,395,771
Forvia SE (France) 6.75%, 9/15/2033 (a)	670,000	674,324
Goodyear Tire & Rubber Co. (The)
6.63%, 7/15/2030	3,581,000	3,501,656
5.25%, 7/15/2031	1,870,000	1,659,973
5.63%, 4/30/2033	1,829,000	1,593,694
Icahn Enterprises LP 5.25%, 5/15/2027	2,137,000	2,113,838
IHO Verwaltungs GmbH (Germany)
6.37% (Cash), 5/15/2029 (a) (b)	3,370,000	3,378,627
8.00% (Cash), 11/15/2032 (a) (b)	3,170,000	3,308,624
7.37% (Cash), 5/15/2033 (a) (b)	495,768	510,168
		72,636,818
Beverages — 0.3%
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	6,270,000	6,285,734
Broadline Retail — 0.7%
Shutterfly Finance LLC 8.50% (Cash), 10/1/2027 (a) (b)	5,192,000	5,157,888
Wayfair LLC
7.75%, 9/15/2030 (a)	7,082,000	7,372,419

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
6.75%, 11/15/2032 (a)	1,295,000	1,315,487
7.13%, 5/31/2034 (a)	814,000	829,418
		14,675,212
Building Products — 3.9%
Advanced Drainage Systems, Inc.
6.38%, 6/15/2030 (a)	4,596,000	4,654,947
5.38%, 3/1/2034 (a)	12,000	11,690
Builders FirstSource, Inc.
6.38%, 6/15/2032 (a)	6,974,000	7,038,671
6.75%, 5/15/2035 (a)	601,000	606,986
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	15,404,000	15,748,330
Griffon Corp. 5.75%, 3/1/2028	3,488,000	3,487,207
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (a)	2,115,000	1,297,490
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	6,806,000	5,592,320
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	6,389,000	6,377,123
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,962,000	3,895,672
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	5,088,000	4,753,554
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	9,985,000	10,167,366
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	7,221,000	7,612,070
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	4,625,000	4,694,144
6.25%, 8/1/2033 (a)	6,075,000	6,084,192
5.88%, 3/15/2034 (a)	4,007,000	3,906,839
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	552,000	525,731
		86,454,332
Chemicals — 3.8%
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	6,895,000	7,178,853
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	870,000	868,246
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (a)	1,074,000	1,082,397
Celanese US Holdings LLC
7.00%, 2/15/2031	1,142,000	1,183,604
7.38%, 2/15/2034	5,350,000	5,587,791
Chemours Co. (The)
5.75%, 11/15/2028 (a)	4,951,000	4,942,148
8.00%, 1/15/2033 (a)	3,351,000	3,423,643
7.88%, 3/15/2034 (a)	1,611,000	1,634,107
CVR Partners LP 6.13%, 6/15/2028 (a)	165,000	164,932
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	670,000	674,133
7.50%, 4/15/2029 (a)	11,870,000	11,811,465
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	2,670,000	2,548,515
NOVA Chemicals Corp. (Canada)
9.00%, 2/15/2030 (a)	10,975,000	11,558,475
7.00%, 12/1/2031 (a)	4,449,000	4,696,711
Olin Corp. 5.00%, 2/1/2030	2,388,000	2,317,318
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	1,936,000	1,887,166

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
4.00%, 4/1/2031	5,139,000	4,780,871
4.38%, 2/1/2032	4,417,000	4,108,084
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	3,246,000	3,209,197
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	4,234,000	4,054,973
7.38%, 3/1/2031 (a)	1,708,000	1,718,149
6.63%, 8/15/2032 (a)	1,652,000	1,639,251
7.00%, 8/1/2033 (a)	2,867,000	2,843,978
		83,914,007
Commercial Services & Supplies — 4.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,238,000	4,821,408
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	5,984,000	5,747,043
4.88%, 7/15/2032 (a)	485,000	459,251
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a)	3,070,000	3,024,315
7.88%, 2/15/2031 (a)	5,252,000	5,490,966
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	1,192,000	1,148,612
4.75%, 10/15/2029 (a)	2,000,000	1,967,101
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	7,756,000	7,743,762
Brink's Co. (The)
6.50%, 6/15/2029 (a)	1,314,000	1,346,658
6.75%, 6/15/2032 (a)	5,454,000	5,586,996
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	2,024,000	1,853,550
Clean Harbors, Inc.
6.38%, 2/1/2031 (a)	505,000	513,349
5.75%, 10/15/2033 (a)	1,769,000	1,777,886
CoreCivic, Inc. 8.25%, 4/15/2029	10,072,000	10,499,587
Enviri Corp. 5.75%, 7/31/2027 (a)	734,000	734,000
Garda World Security Corp. (Canada)
7.75%, 2/15/2028 (a)	3,128,000	3,184,324
6.00%, 6/1/2029 (a)	2,973,000	2,908,925
6.50%, 1/15/2031 (a)	1,496,000	1,521,630
GEO Group, Inc. (The)
8.63%, 4/15/2029	4,425,000	4,614,155
10.25%, 4/15/2031	1,314,000	1,423,941
GFL Environmental Holdings US, Inc. 5.50%, 2/1/2034 (a)	1,334,000	1,302,897
GFL Environmental, Inc.
3.50%, 9/1/2028 (a)	14,070,000	13,692,651
6.75%, 1/15/2031 (a)	1,097,000	1,132,684
Madison IAQ LLC
4.13%, 6/30/2028 (a)	3,911,000	3,862,168
5.88%, 6/30/2029 (a)	10,128,000	10,126,792
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	3,481,000	3,413,216

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	1,212,000	1,265,528
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	2,000,000	2,053,616
		103,217,011
Communications Equipment — 0.1%
Viasat, Inc. 7.50%, 5/30/2031 (a)	1,185,000	1,196,259
Construction & Engineering — 0.5%
AECOM 6.00%, 8/1/2033 (a)	2,180,000	2,183,381
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,046,000	2,009,952
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	3,189,000	3,184,270
7.50%, 4/15/2032 (a)	2,756,000	2,902,955
Granite Construction, Inc. 6.38%, 6/15/2034 (a) (c)	1,054,000	1,075,619
		11,356,177
Construction Materials — 0.3%
Knife River Corp. 7.75%, 5/1/2031 (a)	5,482,000	5,691,390
Consumer Finance — 1.3%
Ford Motor Credit Co. LLC
2.70%, 8/10/2026	2,370,000	2,362,452
4.13%, 8/17/2027	16,700,000	16,570,639
7.20%, 6/10/2030	5,670,000	6,011,403
5.73%, 9/5/2030	1,002,000	1,013,472
6.47%, 5/22/2036	1,964,000	2,014,652
OneMain Finance Corp. 6.75%, 3/15/2032	2,144,000	2,131,999
		30,104,617
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc.
5.50%, 3/31/2031 (a)	627,000	617,377
5.63%, 3/31/2032 (a)	3,003,000	2,931,890
Performance Food Group, Inc.
6.13%, 9/15/2032 (a)	1,022,000	1,033,247
5.63%, 3/1/2034 (a)	2,396,000	2,341,349
US Foods, Inc. 6.88%, 9/15/2028 (a)	8,218,000	8,418,059
		15,341,922
Containers & Packaging — 1.8%
Ardagh Group SA 12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (d)	4,780,000	4,282,920
Ball Corp. 6.00%, 6/15/2029	1,192,000	1,211,867
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	6,454,000	6,203,599
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	1,007,000	1,015,418
Labl
0.00%, 12/31/2026 ‡	593,161	589,701
0.00%, 12/31/2033 ‡	1,122	952,297
LABL, Inc. 8.63%, 10/1/2031 (a) (e)	7,170,000	3,154,800
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	11,504,000	11,619,235
9.25%, 4/15/2030 (a)	6,393,000	6,125,473

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/2031 (a)	3,417,000	3,359,836
7.38%, 6/1/2032 (a)	792,000	760,117
TriMas Corp. 4.13%, 4/15/2029 (a)	884,000	849,221
		40,124,484
Diversified Consumer Services — 0.2%
Service Corp. International
5.13%, 6/1/2029	884,000	882,949
3.38%, 8/15/2030	2,006,000	1,865,151
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	1,500,000	1,551,493
		4,299,593
Diversified REITs — 0.2%
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	485,000	467,479
VICI Properties LP 4.25%, 12/1/2026 (a)	4,970,000	4,962,688
		5,430,167
Diversified Telecommunication Services — 7.3%
Altice France SA (France)
9.50%, 11/1/2029 (a)	3,887,388	3,952,051
6.50%, 4/15/2032 (a)	3,037,000	2,955,543
6.88%, 7/15/2032 (a)	7,298,000	7,125,341
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	3,374,000	3,400,766
CCO Holdings LLC
5.13%, 5/1/2027 (a)	3,254,000	3,251,870
5.00%, 2/1/2028 (a)	9,522,000	9,428,067
4.75%, 3/1/2030 (a)	17,008,000	16,074,060
4.50%, 8/15/2030 (a)	5,159,000	4,801,268
4.25%, 2/1/2031 (a)	5,037,000	4,560,505
7.38%, 3/1/2031 (a)	6,085,000	6,171,148
4.75%, 2/1/2032 (a)	26,937,000	24,014,244
4.50%, 5/1/2032	485,000	425,555
7.00%, 2/1/2033 (a)	2,004,000	1,958,900
4.50%, 6/1/2033 (a)	20,126,000	17,211,244
Cipher Compute LLC 7.13%, 11/15/2030 (a)	1,844,000	1,922,280
Connect Holding II LLC 10.50%, 4/3/2031 (a)	4,565,000	4,648,320
Edged Compute LLC 7.50%, 4/30/2031 (a)	2,170,000	2,175,603
Flash Compute LLC 7.25%, 12/31/2030 (a)	1,969,000	2,029,907
GCI LLC 4.75%, 10/15/2028 (a)	6,464,000	6,237,979
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	6,956,000	7,164,903
7.00%, 3/31/2034 (a)	2,879,894	2,984,972
Lumen Technologies, Inc. 5.38%, 6/15/2029 (a)	2,036,000	1,987,032
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	8,115,000	8,156,728
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	9,755,000	9,768,364
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	4,753,000	4,693,333
WULF Compute LLC 7.75%, 10/15/2030 (a)	5,264,000	5,531,201
		162,631,184

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — 2.3%
NRG Energy, Inc.
5.75%, 1/15/2028	2,584,000	2,587,457
5.25%, 6/15/2029 (a)	582,000	579,049
5.75%, 7/15/2029 (a)	6,696,000	6,702,127
3.63%, 2/15/2031 (a)	4,102,000	3,804,379
3.88%, 2/15/2032 (a)	2,758,000	2,535,035
7.00%, 3/15/2033 (a)	1,107,000	1,201,362
5.75%, 1/15/2034 (a)	2,775,000	2,744,841
5.88%, 5/15/2034 (a)	2,060,000	2,047,047
6.00%, 1/15/2036 (a)	2,083,000	2,069,090
6.13%, 5/15/2036 (a)	515,000	513,882
PG&E Corp. 5.00%, 7/1/2028	4,666,000	4,643,150
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	2,861,000	2,859,207
7.75%, 10/15/2031 (a)	6,463,000	6,774,795
6.88%, 4/15/2032 (a)	6,704,000	6,975,111
VoltaGrid LLC 7.38%, 11/1/2030 (a)	5,110,000	5,321,094
		51,357,626
Electrical Equipment — 0.1%
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	2,210,000	2,244,582
Electronic Equipment, Instruments & Components — 1.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	8,458,000	8,371,752
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	7,625,000	7,494,317
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	788,000	800,457
Sensata Technologies, Inc. 6.63%, 7/15/2032 (a)	7,520,000	7,788,246
		24,454,772
Energy Equipment & Services — 1.0%
Archrock Partners LP 6.63%, 9/1/2032 (a)	1,212,000	1,240,773
Archrock Services LP 6.00%, 2/1/2034 (a)	637,000	637,245
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	5,261,000	5,534,235
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a)	825,000	830,027
6.50%, 10/1/2033 (a)	675,000	686,940
Noble Finance II LLC 8.00%, 4/15/2030 (a)	2,351,000	2,444,668
Transocean International Ltd.
8.25%, 5/15/2029 (a)	4,111,000	4,269,450
8.75%, 2/15/2030 (a)	3,607,100	3,779,296
Valaris Ltd. 8.38%, 4/30/2030 (a)	16,000	16,664
WBI Operating LLC 6.25%, 10/15/2030 (a)	2,325,000	2,344,832
		21,784,130
Entertainment — 1.4%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	3,388,000	3,370,260
7.00%, 8/1/2032 (a)	2,351,000	2,433,421
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	3,315,000	2,991,788

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
5.05%, 3/15/2042	3,048,000	2,228,850
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	18,170,000	18,189,917
WMG Acquisition Corp. 3.00%, 2/15/2031 (a)	1,870,000	1,731,110
		30,945,346
Financial Services — 1.7%
Block, Inc.
2.75%, 6/1/2026	5,300,000	5,300,000
5.63%, 8/15/2030 (a)	935,000	938,847
6.50%, 5/15/2032	2,021,000	2,059,367
6.00%, 8/15/2033 (a)	740,000	740,186
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	2,210,000	1,711,525
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	2,721,000	2,909,108
Rocket Cos., Inc.
6.50%, 8/1/2029 (a)	2,726,000	2,787,381
6.13%, 8/1/2030 (a)	3,948,000	4,008,475
7.13%, 2/1/2032 (a)	2,973,000	3,079,859
6.38%, 8/1/2033 (a)	2,351,000	2,387,443
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	2,316,000	2,226,942
3.88%, 3/1/2031 (a)	2,351,000	2,184,615
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	7,520,000	7,513,214
		37,846,962
Food Products — 0.6%
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	5,574,000	5,535,352
Post Holdings, Inc.
4.50%, 9/15/2031 (a)	4,000	3,754
6.25%, 2/15/2032 (a)	7,528,000	7,647,612
6.25%, 10/15/2034 (a)	1,314,000	1,302,245
		14,488,963
Gas Utilities — 0.3%
AmeriGas Partners LP
9.50%, 6/1/2030 (a)	4,425,000	4,759,211
6.88%, 6/1/2031 (a)	1,504,000	1,537,376
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	1,000,000	968,792
		7,265,379
Ground Transportation — 1.9%
Avis Budget Car Rental LLC
4.75%, 4/1/2028 (a)	2,085,000	2,054,519
5.38%, 3/1/2029 (a)	5,674,000	5,560,576
8.25%, 1/15/2030 (a)	7,528,000	7,764,379
8.00%, 2/15/2031 (a)	419,000	421,933
8.38%, 6/15/2032 (a)	2,351,000	2,400,641
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	2,249,000	2,282,884
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,491,000	1,408,409
12.63%, 7/15/2029 (a)	10,413,000	9,484,497

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
5.00%, 12/1/2029 (a)	3,320,000	1,472,553
XPO, Inc.
6.25%, 6/1/2028 (a)	3,740,000	3,786,795
7.13%, 6/1/2031 (a)	4,970,000	5,129,184
		41,766,370
Health Care Equipment & Supplies — 1.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	9,177,000	9,072,415
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,360,000	2,436,700
Medline Borrower LP
6.25%, 4/1/2029 (a)	9,094,000	9,333,536
5.25%, 10/1/2029 (a)	6,984,000	6,972,031
Teleflex, Inc. 4.63%, 11/15/2027	1,192,000	1,186,143
		29,000,825
Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc. 7.38%, 3/15/2033 (a)	4,395,000	4,508,514
Accendra Health, Inc.
4.50%, 3/31/2029 (a)	3,444,000	2,714,454
6.63%, 4/1/2030 (a)	3,351,000	2,022,156
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	592,000	586,839
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	1,699,000	1,682,010
5.25%, 5/15/2030 (a)	5,513,000	5,195,161
4.75%, 2/15/2031 (a)	3,787,000	3,481,965
10.88%, 1/15/2032 (a)	2,784,000	2,999,738
DaVita, Inc.
3.75%, 2/15/2031 (a)	592,000	550,438
6.88%, 9/1/2032 (a)	4,425,000	4,582,325
Encompass Health Corp. 4.50%, 2/1/2028	5,884,000	5,858,304
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	2,174,000	2,258,851
Molina Healthcare, Inc. 6.50%, 2/15/2031 (a)	2,936,000	2,977,229
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	4,516,000	4,628,900
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	2,044,000	2,126,388
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	5,671,000	5,684,272
Tenet Healthcare Corp.
5.13%, 11/1/2027	15,067,000	15,080,455
6.13%, 6/15/2030	8,318,000	8,396,397
		75,334,396
Health Care REITs — 0.2%
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	3,388,000	3,527,582
Health Care Technology — 0.8%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,922,000	2,920,539
5.00%, 5/15/2027 (a)	4,877,000	4,874,653
6.25%, 6/1/2032 (a)	10,865,000	11,099,685
		18,894,877

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotel & Resort REITs — 0.9%
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	11,898,000	12,158,816
6.50%, 4/1/2032 (a)	3,090,000	3,168,359
6.50%, 6/15/2033 (a)	3,000,000	3,085,857
5.75%, 3/15/2034 (a)	833,000	826,401
		19,239,433
Hotels, Restaurants & Leisure — 6.4%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	3,173,000	3,006,978
Acushnet Co. 5.63%, 12/1/2033 (a)	414,000	410,763
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	2,949,000	2,904,799
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	5,454,000	5,518,651
6.50%, 2/15/2032 (a)	5,102,000	4,974,287
Carnival Corp. Ltd.
4.00%, 8/1/2028 (a)	574,000	563,700
7.00%, 8/15/2029 (a)	6,608,000	6,857,551
5.88%, 6/15/2031 (a)	2,973,000	3,018,990
5.75%, 8/1/2032 (a)	4,996,000	5,046,869
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	574,000	573,755
4.75%, 1/15/2028 (a)	1,996,000	1,976,036
5.75%, 4/1/2030 (a)	2,100,000	2,100,113
6.75%, 5/1/2031 (a)	1,107,000	1,130,162
Hilton Domestic Operating Co., Inc.
5.50%, 9/15/2031 (a)	1,403,000	1,411,128
5.75%, 9/15/2033 (a)	3,073,000	3,100,215
5.50%, 3/31/2034 (a)	650,000	647,036
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	12,670,000	12,665,516
MGM Resorts International
4.63%, 9/1/2026	2,214,000	2,213,361
4.75%, 10/15/2028	3,984,000	3,948,040
6.13%, 9/15/2029	2,000,000	2,029,618
6.50%, 4/15/2032	1,414,000	1,440,941
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	1,805,000	1,744,329
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	1,080,000	1,103,329
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	1,384,000	1,394,930
Royal Caribbean Cruises Ltd.
6.25%, 3/15/2032 (a)	5,252,000	5,364,470
6.00%, 2/1/2033 (a)	22,332,000	22,639,660
Six Flags Entertainment Corp.
7.25%, 5/15/2031 (a)	7,011,000	6,990,078
8.63%, 1/15/2032 (a)	2,025,000	2,079,473
6.63%, 5/1/2032 (a)	8,729,000	8,919,904
Station Casinos LLC
4.50%, 2/15/2028 (a)	7,733,000	7,622,280
4.63%, 12/1/2031 (a)	1,237,000	1,170,671

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	2,216,000	2,221,540
6.50%, 5/15/2032 (a)	4,100,000	4,176,986
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	3,293,000	3,299,593
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	4,962,000	4,924,927
7.13%, 2/15/2031 (a)	2,281,000	2,409,377
6.25%, 3/15/2033 (a)	2,000,000	2,007,094
		143,607,150
Household Durables — 1.3%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	4,965,000	2,980,002
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	813,000	798,157
M/I Homes, Inc. 4.95%, 2/1/2028	2,351,000	2,350,557
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	6,491,000	6,777,558
6.38%, 5/15/2030	5,098,000	5,030,003
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	2,926,000	2,812,468
3.88%, 10/15/2031 (a)	4,973,000	4,552,394
TopBuild Corp.
3.63%, 3/15/2029 (a)	2,416,000	2,396,143
5.63%, 1/31/2034 (a)	1,324,000	1,336,846
		29,034,128
Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	2,106,000	2,101,229
4.13%, 4/30/2031 (a)	4,020,000	3,771,317
Energizer Holdings, Inc. 6.00%, 9/15/2033 (a)	3,349,000	3,192,284
		9,064,830
Independent Power and Renewable Electricity Producers — 0.7%
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	3,556,000	3,554,833
6.38%, 5/1/2033 (a)	5,339,000	5,318,190
6.25%, 2/1/2034 (a)	6,311,000	6,287,783
		15,160,806
Insurance — 0.1%
Asurion LLC 8.00%, 12/31/2032 (a)	2,526,000	2,634,082
Interactive Media & Services — 0.2%
Snap, Inc. 6.88%, 3/1/2033 (a)	5,352,000	5,304,936
IT Services — 1.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	7,187,000	7,199,146
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	1,623,000	1,700,485
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	6,218,000	6,041,391
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	3,567,000	3,072,817

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	3,438,000	3,507,542
9.00%, 2/1/2031 (a)	3,512,000	3,560,886
Everforth, Inc. 4.63%, 5/15/2028 (a)	899,000	832,519
		25,914,786
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	582,000	570,966
3.75%, 3/15/2029 (a)	782,000	749,142
		1,320,108
Machinery — 1.3%
Chart Industries, Inc. 9.50%, 1/1/2031 (a)	5,270,000	5,539,471
Esab Corp. 5.63%, 4/1/2031 (a)	966,000	970,786
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	1,124,000	1,101,422
Terex Corp.
5.00%, 5/15/2029 (a)	1,266,000	1,254,973
6.25%, 10/15/2032 (a)	7,733,000	7,851,470
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	6,596,000	6,761,355
Wabash National Corp. 4.50%, 10/15/2028 (a)	5,872,000	4,993,839
		28,473,316
Media — 9.7%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	5,555,000	5,566,893
7.50%, 6/1/2029 (a)	8,295,000	8,324,182
7.13%, 2/15/2031 (a)	6,718,000	6,944,316
7.50%, 3/15/2033 (a)	3,358,000	3,523,298
CSC Holdings LLC
5.38%, 2/1/2028 (a)	584,000	370,641
11.25%, 5/15/2028 (a)	377,000	251,658
11.75%, 1/31/2029 (a)	2,629,000	1,660,562
6.50%, 2/1/2029 (a)	9,445,000	5,550,146
5.75%, 1/15/2030 (a)	2,270,000	580,938
4.63%, 12/1/2030 (a)	1,270,000	324,331
3.38%, 2/15/2031 (a)	2,270,000	1,262,922
4.50%, 11/15/2031 (a)	5,176,000	2,937,380
Directv Financing LLC 5.88%, 8/15/2027 (a)	815,000	817,207
Discovery Communications LLC 5.00%, 9/20/2037	717,000	562,845
DISH DBS Corp.
7.75%, 7/1/2026	13,005,000	12,940,063
5.25%, 12/1/2026 (a)	12,965,000	12,916,418
7.38%, 7/1/2028	1,270,000	1,231,235
5.75%, 12/1/2028 (a)	3,270,000	3,208,997
DISH Network Corp. 11.75%, 11/15/2027 (a)	11,670,000	12,024,535
EchoStar Corp.
10.75%, 11/30/2029	2,970,000	3,227,618
6.75% (Cash), 11/30/2030 (b)	2,770,000	2,829,375

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Gray Media, Inc.
10.50%, 7/15/2029 (a)	8,741,000	9,253,450
4.75%, 10/15/2030 (a)	4,601,000	3,485,491
5.38%, 11/15/2031 (a)	4,268,000	3,062,631
7.25%, 8/15/2033 (a)	4,639,000	4,598,303
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	13,713,000	13,292,056
10.88%, 5/1/2030 (a)	6,792,000	5,771,794
7.75%, 8/15/2030 (a)	2,343,000	2,151,507
Midcontinent Communications 8.00%, 8/15/2032 (a)	4,648,000	4,389,603
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	1,979,000	2,023,140
9.50%, 2/15/2033 (a)	1,773,000	1,813,694
Nexstar Media, Inc.
6.50%, 9/15/2033 (a)	14,343,000	14,457,285
7.25%, 4/15/2034 (a)	9,300,000	9,358,525
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	4,970,000	5,183,312
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	6,389,000	6,564,698
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	6,442,000	6,432,338
4.00%, 7/15/2028 (a)	11,663,000	11,361,543
5.50%, 7/1/2029 (a)	8,857,000	8,822,356
4.13%, 7/1/2030 (a)	1,236,000	1,165,169
5.88%, 4/15/2032 (a)	2,777,000	2,764,242
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,275,000	5,134,123
Univision Communications, Inc.
7.38%, 6/30/2030 (a)	3,180,000	3,166,513
8.50%, 7/31/2031 (a)	1,617,000	1,627,880
9.38%, 8/1/2032 (a)	1,313,000	1,344,509
8.88%, 4/15/2033 (a)	1,420,000	1,414,584
		215,694,306
Metals & Mining — 1.4%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a)	3,406,000	3,322,752
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	800,000	817,750
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,670,000	2,669,330
Cleveland-Cliffs, Inc.
6.75%, 4/15/2030 (a)	1,414,000	1,421,020
7.50%, 9/15/2031 (a)	3,073,000	3,172,574
7.00%, 3/15/2032 (a)	7,213,000	7,292,049
7.63%, 1/15/2034 (a)	841,000	865,506
Commercial Metals Co. 5.75%, 11/15/2033 (a)	1,786,000	1,787,345
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	3,181,000	3,352,978
Fortescue Treasury Pty. Ltd. (Australia) 6.13%, 4/15/2032 (a)	2,351,000	2,434,225
Novelis Corp.
4.75%, 1/30/2030 (a)	1,289,000	1,241,642

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
6.88%, 1/30/2030 (a)	1,238,000	1,272,065
6.38%, 8/15/2033 (a)	1,086,000	1,096,586
		30,745,822
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	6,406,000	6,392,368
6.50%, 10/15/2030 (a)	2,000	2,050
		6,394,418
Oil, Gas & Consumable Fuels — 11.2%
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	1,655,000	1,655,480
5.38%, 6/15/2029 (a)	6,094,000	6,089,826
5.75%, 10/15/2033 (a)	1,364,000	1,349,670
Antero Resources Corp. 5.38%, 3/1/2030 (a)	46,000	46,405
Ascent Resources Utica Holdings LLC 6.63%, 7/15/2033 (a)	10,014,000	10,261,416
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	3,256,000	3,348,451
Buckeye Partners LP
3.95%, 12/1/2026	2,214,000	2,201,567
6.75%, 2/1/2030 (a)	5,974,000	6,186,750
Caturus Energy LLC 7.13%, 5/15/2031 (a)	947,000	945,820
Chord Energy Corp. 6.00%, 10/1/2030 (a)	3,774,000	3,820,993
CNX Resources Corp.
7.38%, 1/15/2031 (a)	5,769,000	5,921,417
5.88%, 3/1/2034 (a)	1,197,000	1,178,316
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	5,667,000	5,574,944
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	4,370,000	4,484,744
7.88%, 4/15/2032 (a)	8,565,000	8,778,680
7.38%, 1/15/2033 (a)	2,062,000	2,095,355
8.38%, 1/15/2034 (a)	2,539,000	2,663,309
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	4,035,000	3,957,311
Expand Energy Corp. 4.75%, 2/1/2032	8,422,000	8,265,489
Genesis Energy LP
8.25%, 1/15/2029	4,358,000	4,522,606
6.75%, 3/15/2034	1,234,000	1,238,761
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	4,530,000	4,647,889
Harvest Midstream I LP 6.75%, 5/15/2034 (a)	830,000	852,136
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	5,357,000	5,347,298
Hilcorp Energy I LP
8.38%, 11/1/2033 (a)	4,425,000	4,706,483
6.88%, 5/15/2034 (a)	2,351,000	2,352,190
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	3,478,000	3,595,087
6.63%, 1/15/2034 (a)	2,844,000	2,877,451
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	731,000	738,419
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,212,000	1,237,645

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.88%, 6/15/2030 (a)	6,289,000	6,320,494
Matador Resources Co.
6.50%, 4/15/2032 (a)	692,000	701,233
6.25%, 4/15/2033 (a)	5,147,000	5,175,417
6.00%, 4/15/2034 (a)	1,206,000	1,191,607
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	4,520,000	4,696,514
NuStar Logistics LP
5.63%, 4/28/2027	682,000	684,075
6.38%, 10/1/2030	2,666,000	2,768,108
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	12,080,000	12,092,430
7.00%, 1/15/2032 (a)	2,249,000	2,345,095
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	5,454,000	5,684,971
Range Resources Corp. 4.75%, 2/15/2030 (a)	2,586,000	2,530,697
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	1,107,000	1,151,065
SM Energy Co.
6.50%, 7/15/2028	4,250,000	4,255,933
8.63%, 11/1/2030 (a)	1,480,000	1,564,664
8.75%, 7/1/2031 (a)	1,792,000	1,875,921
7.00%, 8/1/2032 (a)	5,283,000	5,411,990
9.63%, 6/15/2033 (a)	7,878,000	8,768,671
6.63%, 4/15/2034 (a)	1,876,000	1,886,179
Sunoco LP
7.00%, 9/15/2028 (a)	1,314,000	1,344,754
7.00%, 5/1/2029 (a)	4,110,000	4,242,983
5.38%, 7/15/2031 (a)	1,110,000	1,104,594
7.25%, 5/1/2032 (a)	6,704,000	7,004,916
Tallgrass Energy Partners LP
7.38%, 2/15/2029 (a)	10,529,000	10,870,140
6.00%, 12/31/2030 (a)	5,177,000	5,209,009
6.75%, 3/15/2034 (a)	3,036,000	3,102,109
Venture Global Calcasieu Pass LLC
6.25%, 1/15/2030 (a)	2,249,000	2,313,526
6.00%, 5/1/2036 (a)	427,000	431,802
Venture Global LNG, Inc. 9.88%, 2/1/2032 (a)	16,511,000	17,653,820
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	1,805,000	1,854,021
6.50%, 1/15/2034 (a)	10,798,000	11,289,374
6.50%, 6/15/2034 (a)	1,272,000	1,327,482
6.75%, 1/15/2036 (a)	2,001,000	2,122,313
		249,917,815
Passenger Airlines — 1.6%
American Airlines, Inc.
7.25%, 2/15/2028 (a)	5,300,000	5,376,521
5.75%, 4/20/2029 (a)	15,803,000	15,785,458
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	7,633,000	7,021,150

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — continued
United Airlines Holdings, Inc.
4.88%, 3/1/2029	1,629,000	1,607,444
5.38%, 3/1/2031	1,033,000	1,021,654
United Airlines, Inc. 4.63%, 4/15/2029 (a)	782,000	771,311
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	3,286,000	3,271,377
		34,854,915
Personal Care Products — 0.4%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	5,547,000	5,527,347
4.13%, 4/1/2029 (a)	2,685,000	2,566,107
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	1,615,000	1,541,652
		9,635,106
Pharmaceuticals — 1.7%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	13,654,000	13,979,200
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (a)	3,833,000	3,544,298
11.00%, 9/30/2028 (a)	941,000	982,291
5.00%, 2/15/2029 (a)	4,300,000	2,976,888
5.25%, 1/30/2030 (a)	4,310,000	2,646,511
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (f)	1,326,000	1,360,554
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	2,584,000	2,754,069
Organon & Co.
5.13%, 4/30/2031 (a)	7,680,000	7,612,485
6.75%, 5/15/2034 (a)	1,855,000	1,978,856
7.88%, 5/15/2034 (a)	992,000	1,064,752
		38,899,904
Professional Services — 0.3%
Science Applications International Corp. 5.88%, 11/1/2033 (a)	1,083,000	1,069,342
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	6,445,000	6,485,500
		7,554,842
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	1,314,000	1,296,606
5.25%, 4/15/2030 (a)	1,314,000	1,262,130
9.75%, 4/15/2030 (a)	2,351,000	2,532,636
		5,091,372
Semiconductors & Semiconductor Equipment — 1.3%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	2,511,000	2,522,518
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	4,193,000	4,449,821
Entegris, Inc. 5.95%, 6/15/2030 (a)	13,732,000	13,873,714
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	4,409,000	4,539,463
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,426,000	1,391,284

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	737,000	741,800
6.25%, 8/15/2033 (a)	2,399,000	2,446,318
		29,964,918
Software — 1.9%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	6,426,000	6,194,338
Fair Isaac Corp.
4.00%, 6/15/2028 (a)	1,294,000	1,266,795
6.00%, 5/15/2033 (a)	209,000	206,973
Gen Digital, Inc. 6.25%, 4/1/2033 (a)	1,527,000	1,521,213
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	4,882,000	4,779,975
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (a)	2,142,000	2,233,777
8.75%, 7/1/2034 (a)	1,828,000	1,931,920
Open Text Holdings, Inc. (Canada) 4.13%, 12/1/2031 (a)	2,542,000	2,218,711
RingCentral, Inc. 8.50%, 8/15/2030 (a)	6,491,000	6,806,320
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	11,136,000	11,136,869
6.50%, 6/1/2032 (a)	3,649,000	3,681,494
		41,978,385
Specialized REITs — 0.4%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	1,116,000	1,112,005
7.00%, 2/15/2029 (a)	5,252,000	5,361,425
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	2,265,000	2,296,187
6.25%, 9/15/2032 (a)	1,093,000	1,097,934
		9,867,551
Specialty Retail — 1.7%
Asbury Automotive Group, Inc. 4.75%, 3/1/2030	592,000	576,028
Bath & Body Works, Inc. 7.50%, 6/15/2029	5,252,000	5,330,901
Gap, Inc. (The) 3.88%, 10/1/2031 (a)	580,000	527,033
Lithia Motors, Inc.
5.50%, 10/1/2030 (a)	1,820,000	1,804,493
4.38%, 1/15/2031 (a)	1,212,000	1,148,625
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	5,229,000	5,237,816
PetSmart LLC 7.50%, 9/15/2032 (a)	6,302,000	6,350,072
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	2,036,000	1,995,720
4.88%, 11/15/2031 (a)	2,000,000	1,914,210
Staples, Inc.
10.75%, 9/1/2029 (a)	12,692,000	12,074,933
12.75%, 1/15/2030 (a)	1,278,000	978,234
		37,938,065
Technology Hardware, Storage & Peripherals — 0.5%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	2,376,000	2,485,709

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Seagate Data Storage Technology Pte. Ltd. 5.88%, 7/15/2030 (a)	3,638,000	3,707,355
Xerox Corp. 10.25%, 10/15/2030 (a)	3,270,000	2,862,564
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	2,270,000	1,021,500
		10,077,128
Trading Companies & Distributors — 2.4%
Boise Cascade Co. 4.88%, 7/1/2030 (a)	2,351,000	2,307,823
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	7,006,000	7,269,335
8.63%, 5/15/2032 (a)	1,570,000	1,649,912
8.00%, 3/15/2033 (a)	1,301,000	1,353,047
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	9,907,000	10,294,096
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	792,000	807,012
United Rentals North America, Inc.
4.88%, 1/15/2028	5,923,000	5,924,232
5.25%, 1/15/2030	2,618,000	2,618,607
5.38%, 11/15/2033 (a)	1,258,000	1,242,267
6.13%, 3/15/2034 (a)	9,907,000	10,167,396
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	4,970,000	5,081,442
5.25%, 4/15/2031 (a)	967,000	957,826
6.38%, 3/15/2033 (a)	2,666,000	2,739,371
		52,412,366
Wireless Telecommunication Services — 0.3%
Altice France Holding SA (France) 8.13%, 2/1/2027 ‡ (a) (e) (g)	80,000	80,000
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	6,270,000	6,620,600
		6,700,600
Total Corporate Bonds (Cost $2,104,606,921)		2,103,782,750
U.S. Treasury Obligations — 1.2%
U.S. Treasury Notes
4.00%, 4/30/2032	11,090,000	10,966,970
4.13%, 4/30/2033	5,550,000	5,497,969
4.25%, 5/15/2035	11,160,000	11,035,322
Total U.S. Treasury Obligations (Cost $27,252,342)		27,500,261
	SHARES
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (h) (i) (Cost $56,840,923)	56,840,923	56,840,923

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.63% (h) (i) (Cost $79,200)	79,200	79,200
Total Short-Term Investments (Cost $56,920,123)		56,920,123
Total Investments — 98.3% (Cost $2,188,779,386)		2,188,203,134
Other Assets in Excess of Liabilities — 1.7%		38,145,044
NET ASSETS — 100.0%		2,226,348,178

Percentages indicated are based on net assets.

Abbreviations
PIK	Payment In Kind
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(e)	Defaulted security.
(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(g)	The security or a portion of this security is on loan at May 31, 2026. The total value of securities on loan at May 31, 2026 is $80,000.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2026.
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds
Aerospace & Defense	$—	$34,030,945	$—	$34,030,945
Automobile Components	—	72,636,818	—	72,636,818
Beverages	—	6,285,734	—	6,285,734
Broadline Retail	—	14,675,212	—	14,675,212
Building Products	—	86,454,332	—	86,454,332
Chemicals	—	83,914,007	—	83,914,007
Commercial Services & Supplies	—	103,217,011	—	103,217,011
Communications Equipment	—	1,196,259	—	1,196,259
Construction & Engineering	—	11,356,177	—	11,356,177
Construction Materials	—	5,691,390	—	5,691,390
Consumer Finance	—	30,104,617	—	30,104,617
Consumer Staples Distribution & Retail	—	15,341,922	—	15,341,922
Containers & Packaging	—	38,582,486	1,541,998	40,124,484

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Consumer Services	$—	$4,299,593	$—	$4,299,593
Diversified REITs	—	5,430,167	—	5,430,167
Diversified Telecommunication Services	—	162,631,184	—	162,631,184
Electric Utilities	—	51,357,626	—	51,357,626
Electrical Equipment	—	2,244,582	—	2,244,582
Electronic Equipment, Instruments & Components	—	24,454,772	—	24,454,772
Energy Equipment & Services	—	21,784,130	—	21,784,130
Entertainment	—	30,945,346	—	30,945,346
Financial Services	—	37,846,962	—	37,846,962
Food Products	—	14,488,963	—	14,488,963
Gas Utilities	—	7,265,379	—	7,265,379
Ground Transportation	—	41,766,370	—	41,766,370
Health Care Equipment & Supplies	—	29,000,825	—	29,000,825
Health Care Providers & Services	—	75,334,396	—	75,334,396
Health Care REITs	—	3,527,582	—	3,527,582
Health Care Technology	—	18,894,877	—	18,894,877
Hotel & Resort REITs	—	19,239,433	—	19,239,433
Hotels, Restaurants & Leisure	—	143,607,150	—	143,607,150
Household Durables	—	29,034,128	—	29,034,128
Household Products	—	9,064,830	—	9,064,830
Independent Power and Renewable Electricity Producers	—	15,160,806	—	15,160,806
Insurance	—	2,634,082	—	2,634,082
Interactive Media & Services	—	5,304,936	—	5,304,936
IT Services	—	25,914,786	—	25,914,786
Life Sciences Tools & Services	—	1,320,108	—	1,320,108
Machinery	—	28,473,316	—	28,473,316
Media	—	215,694,306	—	215,694,306
Metals & Mining	—	30,745,822	—	30,745,822
Mortgage Real Estate Investment Trusts (REITs)	—	6,394,418	—	6,394,418
Oil, Gas & Consumable Fuels	—	249,917,815	—	249,917,815
Passenger Airlines	—	34,854,915	—	34,854,915
Personal Care Products	—	9,635,106	—	9,635,106
Pharmaceuticals	—	38,899,904	—	38,899,904
Professional Services	—	7,554,842	—	7,554,842
Real Estate Management & Development	—	5,091,372	—	5,091,372
Semiconductors & Semiconductor Equipment	—	29,964,918	—	29,964,918
Software	—	41,978,385	—	41,978,385
Specialized REITs	—	9,867,551	—	9,867,551
Specialty Retail	—	37,938,065	—	37,938,065
Technology Hardware, Storage & Peripherals	—	10,077,128	—	10,077,128
Trading Companies & Distributors	—	52,412,366	—	52,412,366
Wireless Telecommunication Services	—	6,620,600	80,000	6,700,600
Total Corporate Bonds	—	2,102,160,752	1,621,998	2,103,782,750
U.S. Treasury Obligations	—	27,500,261	—	27,500,261
Short-Term Investments
Investment Companies	56,840,923	—	—	56,840,923

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$79,200	$—	$—	$79,200
Total Short-Term Investments	56,920,123	—	—	56,920,123
Total Investments in Securities	$56,920,123	$2,129,661,013	$1,621,998	$2,188,203,134
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.63% (a) (b)	$79,200	$—	$—	$—	$—	$79,200	79,200	$724	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (a) (b)	122,583,035	120,837,430	186,579,542	—	—	56,840,923	56,840,923	731,443	—
Total	$122,662,235	$120,837,430	$186,579,542	$—	$—	$56,920,123		$732,167	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.